Investments in Equity Investees - Summarized statements of operations (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summarized Statements of Operations
Revenue		$ 837,999,000	$ 426,409,000	$ 356,128,000
Interest income		36,145,000	9,599,000	2,076,000
Profit before taxation		58,308,000	(410,422,000)	(215,740,000)
Income tax expense (note (b))		(4,509,000)	283,000	(11,918,000)
Net (loss)/income		101,094,000	(360,386,000)	(167,041,000)
Non-controlling interests		314,000	449,000	27,607,000
Net income/(loss) attributable to the Company		100,780,000	(360,835,000)	(194,648,000)
HBYS
Summarized Statements of Operations
Net income/(loss) attributable to the Company	$ 31,839,000
SHPL
Summarized Statements of Operations
Revenue		385,483,000	370,600,000	332,648,000
Gross profit		284,361,000	281,113,000	255,089,000
Interest income		754,000	980,000	1,216,000
Profit before taxation		112,488,000	116,454,000	105,325,000
Income tax expense (note (b))		(17,636,000)	(16,738,000)	(15,896,000)
Net (loss)/income		94,852,000	99,716,000	89,429,000
Net income/(loss) attributable to the Company		$ 94,852,000	$ 99,716,000	$ 89,429,000
Preferential income tax rate (as a percent)		15.00%	15.00%	15.00%
HBYS
Summarized Statements of Operations
Revenue	209,528,000
Gross profit	111,066,000
Interest income	205,000
Profit before taxation	36,715,000
Income tax expense (note (b))	(4,840,000)
Net (loss)/income	31,875,000
Non-controlling interests	36,000
Net income/(loss) attributable to the Company	$ 31,839,000
HBYS and SHPL
Summarized Statements of Operations
Unrealized profits eliminated		$ 131,000	$ 110,000	$ 36,000